Investments (Tables)	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
Interests in equity-accounted investees

(in thousands of USD)	December 31, 2025	December 31, 2024
Assets
Interest in joint ventures	14,426	16,806
Interest in associates	7,095	—
TOTAL ASSETS	21,521	16,806

Joint ventures and associate	Segment	Description
Tankers Agencies (UK) Ltd	Euronav	Parent company of Tankers International Ltd
Tankers International LLC	Euronav	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
Bari Shipholding Ltd	Euronav	Formerly owner of 1 Suezmax, dormant company
be HYDRO bv	H2 Industry	BeHydro focusses on the development and sale of hydrogen combustion engines.
JPN H2YDRO CO. Ltd	H2 Industry	JPN H2YDRO CO. is the owner of a passenger ferry that is being deployed in the Japanese inland sea and is powered by a dual fuel hydrogen diesel combustion engine.
Cleanergy Solutions (Namibia) (Pty) Ltd	H2 Infra	Cleanergy Solutions (Nambia) (Pty) will develop green hydrogen production projects in Namibia.
FRS Windcat Offshore Logistics Gmbh	Windcat
FRS Windcat Offshore Logistics is a joint venture within the Windcat Group that owns 8 CTVs as per December 31, 2025. The aim of the joint venture is gaining market share in the German offshore wind market. Note that the joint venture also comprises a Polish entity, i.e. FRS Windcat Polska, with a similar purpose. However, this Polish entity is dormant.

TSM Windcat sas	Windcat	TSM Windcat is a joint venture within the Windcat Group that owns 7 CTVs as per December 31, 2025. The aim of the joint venture is gaining market share in the French offshore wind market.
United Freight Carriers LLC	Bocimar	United Freight Carriers LLC is a dry cargo vessel operator and logistics service provider that primarily focuses its activity around smaller bulk carriers with deadweight of up to 50,000 tonnes.
TFG Marine Pte. Ltd	Bocimar	TFG Marine Pte. Ltd., is a global supplier of marine fuels.

Disclosure of interests in associates

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2025	December 31, 2024	December 31, 2023
Parent
CMB.TECH NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva branch
CMB.TECH NV, Foreign branch

Subsidiaries
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	United Kingdom	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	NA	NA	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong Ltd	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore Pte. Ltd	Singapore	full	100.00%	100.00%	100.00%
Green Bulker One Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Green Bulker Two Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Green Bulker Three Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	NA	NA	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	100.00%	100.00%
TI Asia Ltd	Hong Kong	full	100.00%	100.00%	100.00%
CMB TECH Namibia (Pty) Ltd	Namibia	full	100.00%	100.00%	NA
CMB.TECH Namibia Properties (Pty) Ltd	Namibia	full	100.00%	100.00%	NA
CMB.TECH Belgium NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Industry NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH International NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Netherlands BV	Netherlands	full	100.00%	100.00%	NA
CMB.TECH Enterprises NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Technology and development centre Limited	United Kingdom	full	100.00%	100.00%	NA
CTV Crewing Services Limited	United Kingdom	full	100.00%	100.00%	NA
H2 Infra NV	Belgium	full	100.00%	100.00%	NA
Ammonia Carrier AS	Norway	full	100.00%	100.00%	NA
Windcat Workboats (Ireland) Limited	Ireland	full	100.00%	100.00%	NA
Windcat Workboats (Scotland) Limited	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats (Wales) CYF	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats 2 Ltd	Guernsey	full	100.00%	100.00%	NA
Windcat Workboats BV	Netherlands	full	100.00%	100.00%	NA
Windcat Workboats Holdings Limited	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats International BV	Netherlands	full	100.00%	100.00%	NA

Windcat Workboats International Ltd	Guernsey	full	100.00%	100.00%	NA
Windcat Workboats Limited	United Kingdom	full	100.00%	100.00%	NA
CMB.TECH Bermuda Ltd.	Bermuda	full	100.00%	NA	NA
Golden Ocean Group Management (Bermuda) Ltd.	Bermuda	full	100.00%	NA	NA
CMB.TECH Norway AS	Norway	full	100.00%	NA	NA
Golden Ocean Trading Ltd.	Bermuda	full	100.00%	NA	NA
Golden Ocean Shipping Co Pte Ltd.	Singapore	full	100.00%	NA	NA
Vessel owning entities	Bermuda	full	100.00%	NA	NA
Golden Ocean Holdings Ltd.	Bermuda	full	100.00%	NA	NA

Joint ventures
Tankers Agencies (UK) Ltd	United Kingdom	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
be Hydro BV	Belgium	equity	50.00%	50.00%	NA
Cleanergy Solutions (Namibia) (Pty) Ltd	Namibia	equity	49.00%	49.00%	NA
FRS Windcat Offshore Logistics GmbH	Germany	equity	50.00%	50.00%	NA
FRS Windcat Offshore Logistics Limited	Cyprus	equity	50.00%	50.00%	NA
FRS Windcat Polska Sp.z.o.o	Poland	equity	50.00%	50.00%	NA
JPN H2YDRO CO. Ltd	Japan	equity	50.00%	50.00%	NA
TSM Windcat sas	France	equity	50.00%	50.00%	NA
United Freight Carriers LLC	Bermuda	equity	50.00%	NA	NA

Associates
TFG Marine Pte Ltd.	Singapore	equity	10.00%	NA	NA

(in thousands of USD)	December 31, 2025
Business Combinations	6,322
Group's share of profit (loss) for the period	773
Carrying amount of interest at the end of the period	7,095

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	597	850
Offset investment with shareholders loan	826	(826)
Balance at January 1, 2023	1,423	24

Reversal prior year offset investment with shareholders loan	(826)	826
Group's share of profit (loss) for the period	(927)	—

Gross balance	(330)	850
Offset investment with shareholders loan	848	(848)
Balance at December 31, 2023	518	2

Reversal prior year offset investment with shareholders loan	(848)	848
Group's share of profit (loss) for the period	920	—
Capital increase/(decrease) in joint ventures	3,796	—
Movement shareholders loans to joint ventures	—	4,485
Business combinations	12,399	11,638
Repayment capital provided to joint ventures	(475)	(290)

Gross balance	16,311	16,683
Offset investment with shareholders loan	495	(495)
Balance at December 31, 2024	16,806	16,188

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Reversal prior year offset investment with shareholders loan	(495)	495
Group's share of profit (loss) for the period	(1,655)	—
Dividends received from joint ventures	(4,525)	—
Movement shareholders loans to joint ventures	—	3,403
Business combinations	2,089	—
Transfer to asset held for sale	(1,232)	—
Translation differences	1,832	1,743

Gross balance	12,820	21,829
Offset investment with shareholders loan	1,606	(1,606)
Balance at December 31, 2025	14,426	20,223